Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	OXFORD INVESTMENTS HOLDINGS INC
Entity Central Index Key	0001145703
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	113,844,159
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consildated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash		$ 12,160
Prepaid expenses and deposits	1,366	6,953
TOTAL CURRENT ASSETS	1,366	19,113
Property and equipment (note 6)	1,620	2,098
Assets of discontinued operations (note 4)		135
TOTAL ASSETS	2,986	21,346
LIABILITIES
Bank indebtedness	3,518
Accounts payable and accrued liabilities (note 12)	944,713	886,399
Notes payable (note 7)	328,436	286,886
Loans payable- related parties (note 8)	234,166	221,985
Liabilities of discontinued operations (note 4)	356,499	345,069
TOTAL LIABILITIES	1,867,332	1,740,339
SHAREHOLDERS' DEFICIENCY
COMMON STOCK, unlimited shares authorized; 197,344,159 and 113,844,159 shares issued and outstanding at December 31, 2012 and 2011, respectively (note 10)	7,519,319	7,395,770
CONTRIBUTED SURPLUS	1,050,160	1,050,160
PREPAID SHARE SUBSCRIPTION	(156,000)	(156,000)
ACCUMULATED DEFICIT	(9,714,075)	(9,483,785)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(563,750)	(525,138)
TOTAL SHAREHOLDERS' DEFICIENCY	(1,864,346)	(1,718,993)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 2,986	$ 21,346

Consildated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, shares issued	197,344,159	113,844,159
Common Stock, shares outstanding	197,344,159	113,444,159

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
REVENUES	$ 120,635	$ 163,286
SELLING EXPENSES
Advertising and marketing (recovery)	78,342	89,226	(80,758)
Commissions and subcontracts	7,428	24,264	44,648
Consulting	8,503	11,121	11,647
Travel	1,758	10,072	2,437
TOTAL SELLING EXPENSES	96,031	134,683	(22,026)
GENERAL AND ADMINISTRATIVE EXPENSES
Consulting (note 12)	124,997	124,994	124,957
Depreciation	522	711	924
General and office	8,579	13,629	21,198
Professional fees	23,459	52,801	46,419
Rent (note 12)	43,505	43,748	43,174
Telephone	5,906	7,220	6,630
Bad debts	4,352
TOTAL GENERAL AND ADMINISTRATIVE EXPENSES	211,320	243,103	243,302
OPERATING LOSS	(186,716)	(214,500)	(221,276)
OTHER EXPENSES
Interest expense	(47,143)	(43,984)	(37,110)
LOSS FROM CONTINUING OPERATIONS	(233,859)	(258,484)	(258,386)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS (note 4)	3,569		(143)
NET LOSS FOR THE YEAR	(230,290)	(258,484)	(258,529)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation (loss) gain	(38,612)	39,238	(86,469)
COMPREHENSIVE LOSS	$ (268,902)	$ (219,246)	$ (344,998)
BASIC AND DILUTED NET LOSS PER SHARE
From continuing operations	$ (0.001)	$ (0.003)	$ (0.003)
From discontinued operations
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.001)	$ (0.003)	$ (0.003)
WEIGHTED AVERAGE NUMBER OF BASIC AND DILUTED COMMON SHARES OUTSTANDING	162,206,181	101,629,378	85,684,932

Consolidated Statements of Shareholders Equity (USD $)	Common Stock	Contributed Surplus	PrepaidShareSubscriptionMemberMember	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 7,215,587	$ 1,050,160	$ (156,000)	$ (564,376)	$ (9,225,301)
Beginning Balance, Shares at Dec. 31, 2010	88,814,384
Stock Issued for cash, shares	19,100,000					19,100,000
Stock Issued for cash, amount	130,419					130,419
Stock Issued for services, shares	1,200,000					1,200,000
Stock Issued for services , amount	24,264					24,264
Stock Issued for extinguishment of debt, shares	4,729,775					4,729,775
Stock Issued for extinguishment of debt, amount	25,500					25,500
Other Comprehensive Income(Loss)				39,238		39,238
Net Loss for the year					(258,484)	(258,484)
Ending Balance, Amount at Dec. 31, 2011	7,395,770	1,050,160	(156,000)	(525,138)	(9,483,785)	(1,718,993)
Ending Balance, Shares at Dec. 31, 2011	113,844,159
Stock Issued for cash, shares	6,650,000					66,500,000
Stock Issued for cash, amount	96,538					96,538
Stock Issued for services, shares	2,000,000					2,000,000
Stock Issued for services , amount	2,001					2,001
Stock Issued for extinguishment of debt, shares	15,000,000					15,000,000
Stock Issued for extinguishment of debt, amount	25,010					25,010
Other Comprehensive Income(Loss)				(38,612)		(38,612)
Net Loss for the year					(230,290)	(230,290)
Ending Balance, Amount at Dec. 31, 2012	$ 7,519,319	$ 1,050,160	$ (156,000)	$ (563,750)	$ (9,714,075)	$ (1,864,346)
Ending Balance, Shares at Dec. 31, 2012	197,344,159

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (230,290)	$ (258,484)	$ (258,529)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	522	711	924
Shares issued for services	2,001	24,264	39,309
Bad debts	4,352
Miscellaneous income	(3,569)
Prepaid expenses and deposits	1,500	(627)	(772)
Interest accrued for note payable	35,025	31,604	27,090
Accounts payable and accrued liabilities	46,115	85,344	97,614
Net cash used in operating activities	(144,344)	(117,188)	(94,364)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings (repayments) under bank indebtedness	3,518	(8,493)	8,153
Repayments of bank loan			(3,236)
Advances from related party loan	31,933	7,874	37,395
Proceeds from issuance of common stock	96,538	130,419	29,265
Net cash provided by financing activities	131,989	129,800	71,577
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	195	(452)	501
NET (DECREASE) INCREASE IN CASH	(12,160)	12,160	(22,286)
CASH, BEGINNING OF THE YEAR	12,160		22,286
CASH, END OF THE YEAR		12,160
Supplemental cash flow information:
Interest paid	2,365	3,083	1,673
Non-cash financing activities:
Common stock issued to extinguish debt	$ 25,010	$ 25,500

Organization, Description of Business and Going Concern	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Description of Business and Going Concern
1.      ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Oxford Investments Holdings Inc. (formerly, International E-Gaming Developers Ltd.) (“the Company”) was incorporated on October 13, 2000 under the laws of the Province of Ontario, Canada.  On May 17, 2001, the Company changed its name to Oxford Software Developers Inc. and then changed its name to Oxford Investments Holdings Inc. on December 18, 2003.

The Company focuses on becoming a provider of stored value cards catering to a wide variety of markets and to acquire ownership interests of companies in China.  These products and services are aimed at capitalizing on stored-value and re-loadable prepaid card financial products.

Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the measurement and classification of the recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  The Company has experienced losses since inception and has a working capital deficiency of $1,865,966 as at December 31, 2012.  During the years ended December 31, 2012, 2011 and 2010, the Company incurred net losses of $230,290, $258,484, and $258,529, respectively, and cash used in operations was $144,344, $117,188, and $94,364, respectively.  The Company financed its operations via the issuance of common stock, bank loans and related party debt.  The Company’s ability to realize its assets and discharge its liabilities in the normal course of business is dependent upon continued support of its creditors and shareholders, securing new sources of capital and financing, and the establishment of operations that provide the Company with positive cash flows.  The Company is currently attempting to obtain additional financing from its existing shareholders and other strategic investors to continue its operations.  However, there can be no assurance that the Company will obtain additional funds from these sources.  Even if additional funds are obtained, they may not be on terms favourable to the Company.

These conditions create substantial doubt about the Company’s ability to continue as a going concern.  A failure to continue as a going concern would require that stated amounts of assets and liabilities be reflected on a liquidation basis that would materially differ from the current presentation on the going concern basis.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s accounting and reporting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.  The reporting currency of the Company is the United States dollar.

Basis of Presentation

The accompanying consolidated financial statements include the financial statements of Oxford Investments Holdings Inc. and its wholly-owned subsidiaries Celebrity Tan Inc., Ontario Private Labelling Limited and International E-Gaming Developers Inc.  All wholly-owned subsidiaries are inactive (see note 4).  All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and notes payable and related party loans payable; and the valuation of share-based compensation.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

Investments

Investments in private entities are accounted for at cost because the Company does not have the ability to exercise significant influence over the operating and financial policies of these companies.  The Company does not expect capital appreciation or income from these investments and has written off these investments in prior years under advertising, marketing and consulting expenses.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation.  Depreciation of property and equipment is provided annually on a declining balance basis over the estimated useful lives of the assets, except for current year additions on which half of the normal rate is provided.  The declining balance rates are as follows:

Office equipment	20%
Computer hardware	30%
Revenue Recognition

Transaction fee revenues from the stored value cards are recognized on a net basis when the transactions occur.  These revenues are reported net of any cancelled transactions.  The dollar value of the transaction fee revenues are calculated based on the agreement between the Company and each of the merchants.  In both 2012 and 2011, the average transaction fee revenue is 0.05% of the transaction amount and $0.18 per transaction.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the consolidated financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

In accordance with ASC Topic 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.  As at December 31, 2012, there was no impairment issue.

Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company's estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of the related assets and liabilities in the period in which such events occur.

Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC Topic 820, “Fair Value Measurements” (“ASC 820”), and the related effective FASB Staff Positions.  ASC 820 defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure.  Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.  The hierarchy is divided into three levels based on the reliability of inputs.  The adoption of ASC 820 and the related FSP’s did not have a material effect on the Company’s consolidated financial position and operating results.

Foreign Currency Translation

The Company considers the functional currency to be the Canadian dollar (“CDN”) and, accordingly, its financial information is translated into US dollars using exchange rates in effect at year-end for assets and liabilities and average exchange rates during each reporting period for the results of operations and cash flows. Adjustments resulting from the translation of the functional currency to the reporting currency are included as a component of other comprehensive loss within the statements of shareholders’ deficiency.

Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC 830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the consolidated statements of shareholders’ deficiency and in the consolidated balance sheets as a component of shareholders’ deficiency.

The Company’s other comprehensive loss comprises foreign currency translation adjustments arising upon translation of the Company’s Canadian dollar functional currency to its United States dollar reporting currency.

Loss Per Share

Basic loss per share is computed by dividing the net loss by the weighted average number of shares outstanding during the period.  The weighted average number of shares is calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted earnings per share is computed by dividing the net loss by the weighted average number of basic shares outstanding increased by the number of shares that would be outstanding assuming conversion of any stock options, warrants, and convertible debt.  Diluted net loss per share for the years ended December 31, 2012, 2011 and 2010 is the same as basic net loss per share.

Accounting Principles Recently Adopted

In May 2011, the FASB issued ASU No. 2011-04, - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (ASU 2011-04) (codified within ASC Topic 820).  ASU 2011-04 gives value the same meaning between U.S. GAAP and IFRS and improves consistency of disclosures relating to fair value.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, - Comprehensive Income: Presentation of Comprehensive Income (ASU 2011-05) (codified within ASC Topic 220).  ASU 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years beginning after December 15, 2011.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, - Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12) (codified within ASC Topic 220).  ASU 2011-12 intends to supersede certain pending paragraphs in ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, to effectively defer only those changes therein that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income.  ASU 2011-12 is effective for fiscal years beginning after December 15, 2011.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, “Technical Amendments and Corrections to SEC Sections – Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114. Technical Amendments Pursuant to SEC Release No. 33-9230, and Corrections Related to FASB Accounting Standards Update 2010-22, which amends various SEC paragraphs pursuant to the issuance of SAB No. 114. This ASU became effective on issuance.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recent Accounting Pronouncements
3.      RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU No. 2011-11, - Balance Sheet: Disclosures about Offsetting Assets and Liabilities (ASU 2011-11) (codified within ASC Topic 210).  ASU 2011-11 intends to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of ASU 2011-11.  ASU 2011-11 is effective for fiscal years beginning after January 1, 2013.  The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

On October 2012, the FASB issued ASU No. 2012-04, Technical Amendments and Corrections. The updates to current guidance make the codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarification. ASU No. 2012-04 is effective for fiscal periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

In January 2013, the FASB issued ASU No. 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" to clarify the scope of the disclosure requirements described in the FASB's ASU No. 2011-11"Balance Sheet: Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU No. 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This update clarifies that the scope is limited to include derivatives or securities borrowing and lending transactions that are offset or subject to an enforceable master netting arrangement or similar agreement. These updates are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 applied retrospectively for comparative periods presented. The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). This standard requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, companies are required to present, either on the face of the statement where net income is presented or in the accompanying notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, companies are required to cross-reference to other disclosures that provide additional detail on those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

4.	DISCONTINUED OPERATIONS

International E-Gaming Developers Inc.

On November 3, 2000, the Company incorporated a wholly-owned subsidiary, International E-Gaming Developers, Inc. (“E-Gaming Inc.”) under the laws of Antigua and Barbuda as an international business corporation.  E-Gaming Inc. was incorporated to engage in Internet gaming, including international betting, gaming, sports betting and bookmaking activities along with wagers on sporting events taking place outside the Caribbean Community region from residents of countries outside the Caribbean Community region.  E-Gaming Inc. was primarily engaged in the operation and marketing of Internet gaming sites.  During the 2002 fiscal year, the Company assumed all of the operations of International E-Gaming Developers Inc.  Due to changes in United States law, the Company ceased its internet gaming activities during the fourth quarter of fiscal 2006.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Ontario Private Water Labelling Limited

In 2003, the Company incorporated a wholly-owned subsidiary, Ontario Private Water Labelling Limited, under the laws of Canada.  Through this subsidiary, management intended to approach corporate and retail entities that wish to use their own label on bottled water as promotional or marketing tools.  Additionally, the Company intended to market its own line of bottled spring water to sell at concerts, sporting events, and other venues.  The business of Ontario Private Water Labelling Limited was discontinued in 2007.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Celebrity Tan Inc.

In 2003, the Company incorporated a wholly-owned subsidiary, Celebrity Tan Inc. under the laws of Canada.  Celebrity Tan Inc. was incorporated to engage in the building and distribution of UV-free tanning stalls.  These stand-up tanning booths spray a fine mist of sunless tanning solution onto the customer.  The Company also intended to market through this subsidiary its own line of sunless tanning products.  The business of Celebrity Tan Inc. was discontinued in 2007.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Summarized financial information as a result of discontinued operations is as follows:
	December 31, 2012	December 31, 2011
Other receivable	$-	$135
Total assets of discontinued operations	$-	$135

Accounts payable and accrued liabilities	$315,088	$304,259
Loans payable to related parties (see note 8)	41,411	40,810
Total liabilities of discontinued operations	$356,499	$345,069

	December 31, 2012	December 31, 2011	December 31, 2010

Income (expenses)	$3,569	$-	$(143)
Net income (loss) from discontinued operations	$3,569	$-	$(143)

Investments and Commitments	12 Months Ended
Dec. 31, 2012
Schedule of Investments [Abstract]
Investments and Commitments
5.	INVESTMENTS AND COMMITMENTS

On November 30, 2006, the Company entered into a joint venture agreement with Ko Ho Management Ltd. (“Ko Ho”), a Hong Kong based company, with the goal of acquiring business operations in the People’s Republic of China.  Under the terms of this agreement, the Company acquired a 50% interest in Ko Ho via the issuance of 250,000 shares of common stock (valued at $50,000 based on the closing share price on the date of issuance) of the Company and the financing of certain working capital expenses of Ko Ho in the amount of $60,000 over the course of the following 10 months.  Under the terms of the joint venture agreement, the Company has agreed to issue up to an additional 1,000,000 shares of common stock and provide additional financing to a maximum of $250,000 for Ko Ho to acquire existing Chinese corporations.  In addition, the Company has agreed to issue a further 250,000 shares of common stock should certain specified performance goals of Ko Ho be met, and to pay certain professional fees and e-commerce service fees of Ko Ho.

To date, the Company has issued 500,000 shares to Ko Ho pursuant to the terms of the joint venture agreement. No new shares were issued to Ko Ho in 2012.

Since the beginning of 2007, through the partnership with Ko Ho, the Company acquired interests in the following four Chinese companies: Arden Trading Company Ltd., Hongxin Insurance Agency of China, Foshan Foshantong Information Technology Co., Ltd., and Serenity Investments Holdings Corp. The purpose of these investments was to facilitate entry into target markets in the People’s Republic of China by funding the marketing activities of these entities. All these investments were terminated by December 31, 2011 under mutual agreements with the counterparties.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
6.      PROPERTY AND EQUIPMENT

The following is a summary of property and equipment and accumulated depreciation:

	2012	2011

Office equipment	$28,853	$28,853
Computer hardware	5,013	5,013

Total cost	33,866	33,866
Less: Accumulated depreciation	32,246	31,768

Net book value	$1,620	$2,098

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $522, $711 and $924, respectively.

Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Notes Payable

7.	NOTES PAYABLE

The notes are due to an arm’s length third party, bearing interest at 12% per annum, unsecured and repayable upon demand.  Due to the demand features, these notes are presented in the accompanying consolidated balance sheets as current liabilities. The interest expense accrued for the years ended December 31, 2012, 2011 and 2010 was $35,025, $31,604 and $27,098, respectively.

Loans Payable - Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Loans Payable - Related Parties
8.      LOANS PAYABLE – RELATED PARTIES

As at December 31, 2012, the Company was indebted to certain of its officers, directors and stockholders in the amount of $275,577 (December 31, 2011 - $262,795) for cash advances, consulting services and expenses paid on behalf of the Company.  $234,166 (December 31, 2011 - $221,985) owed by the Company is recorded under loans payable and $41,411 (December 31, 2011 - $40,810) owed is recorded under discontinued operations (see note 4).  These loans are unsecured, non-interest bearing and repayable upon demand.  Due to the demand features, these loans are presented in the accompanying consolidated balance sheet as current liabilities.

Deferred Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Income Taxes

9.      DEFERRED INCOME TAXES

As of December 31, 2012, 2011 and 2010, the Company had net deferred tax assets, calculated at expected rates of 26.5%, 25% and 25% respectively, of approximately $1,835,000, $1,594,000 and $1,630,000, respectively, principally arising from net operating loss carry forwards for income tax purposes.  As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset has been recorded as at December 31, 2012, 2011 and 2010.

A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of 26.5%, 28.25% and 31%, respectively, for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Net loss before income taxes	$(230,290)	$(258,484)	$(258,529)
Income taxes at statutory rates	$(61,000)	$(73,000)	$(80,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation	-	-	(12,000)
Effect of tax rate changes and other adjustments	(154,000)	109,000	(108,000)
Expiry of loss carry forwards	-	-	201,000
Change in valuation allowance	215,000	(36,000)	(1,000)
	$-	$-	$-

The significant components of the deferred tax asset at December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Net operating loss carry forwards	$6,959,000	$6,579,000	$6,519,000

Deferred tax asset	$1,835,000	$1,594,000	$1,630,000
Deferred tax asset valuation allowance	(1,835,000)	(1,594,000)	(1,630,000)
	$-	$-	$-

OXFORD INVESTMENTS HOLDINGS INC.
Notes to Consolidated Financial Statements
December 31, 2012, 2011 and 2010

9.      DEFERRED INCOME TAXES (continued)

At December 31, 2012, the Company had unused non-capital losses of $6,959,000 to offset future taxable income.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during future periods.  These losses expire to the extent unutilized against future taxable income as follows:

2014	$207,000
2015	473,000
2026	790,000
2027	3,463,000
2028	636,000
2029	639,000
2030	260,000
2031	260,000
2032	231,000
$6,959,000

Common Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock
10.	COMMON STOCK

The Company is authorized to issue an unlimited number of voting, common stock without par value.  In the case of a potential takeover or change of control, shares may be transferred with the consent of a majority of the directors or the shareholders through resolution or by a signed instrument.

The Company has not issued any warrants in 2012, 2011 and 2010.

During the year ended December 31, 2012, the Company issued 66,500,000 shares of common stock for cash of $96,538.  Of the total stock issued, 30,000,000 shares were issued at $0.002 per share and 36,500,000 shares at $0.001 per share.

The Company also issued 2,000,000 shares of common stock during the 2012 fiscal year for services provided by non-employees. These shares were valued at a total of $2,001 based on the closing share price on the date of issuance.

Furthermore, a director of the Company accepted 15,000,000 shares of common stock thereof valued at $25,010 to settle part of the shareholder loan. The conversions incurred on February 10, 2012, and September 20, 2012 with a closing share price of $0.002, and $0.001, respectively.

During the year ended December 31, 2011, the Company issued for cash 19,100,000 shares of common stock.  This stock was issued for approximately $0.01 per share for a total of $130,419.

The Company also issued 1,200,000 shares of common stock during the 2011 fiscal year for services provided by non-employees.  These shares were valued at a total of $24,264 based on the closing share price on the date of issuance.

Furthermore, one of the creditors of the Company converted approximately 60% of their notes payable into 4,729,775 shares of common stock thereof valued at $25,500. The conversions incurred on February 14, 2011, May 5, 2011, and September 1, 2011 with a closing share price of $0.03, $0.011, and $0.0075, respectively.

Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options
11.	STOCK OPTIONS

The Company has a Stock Option Plan (the "Plan") under which it is authorized to grant options to purchase shares of common stock of the Company to directors, key personnel and consultants to the Company, its subsidiaries and affiliates.  The aggregate number of shares of the Company which may be issued and sold under the Plan will not exceed 10% of the total number of shares of common stock issued and outstanding from time to time.  The exercise prices of the options are based on the fair value of the Company’s common stock at the time of grant as determined by the Board of Directors.

The following table reflects the continuity of options outstanding:

			Average Exercise
	Options		Price
	2012	2011	2012	2011
Outstanding, beginning of year	1,700,000	1,700,000	$0.23	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled/expired	-	-	-	-
Outstanding, end of year	1,700,000	1,700,000	$0.23	$0.23

The weighted average remaining contractual life and weighted average exercise price of options outstanding and exercisable as at December 31, 2012 are as follows:

Exercise Prices	Number Outstanding		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

$0.12	1,200,000	(i)	$0.12	0.22	1,200,000	$0.12
$0.15	250,000	(ii)	$0.15	4.02	250,000	$0.15
$0.71	-	(ii)	-	-	-	-
$0.90	250,000	(ii)	$0.90	4.02	250,000	$0.90

	1,700,000		$0.23	1.34	1,700,000	$0.23

(i)
During the year ended December 31, 2008, the Company issued 400,000 options each to three directors (total 1,200,000 options). The options have exercise price of US $0.12 (CDN $0.12), and vested immediately. These options expire on March 20, 2013. The fair value of the options granted was $132,827 and was calculated using the Black-Scholes option pricing model using the following assumptions:

Expected volatility:	212%
Risk free interest rate:	2.36%
Expected life:	5 years
Dividend yield:	0%

(ii)
During the year ended December 31, 2007, the Company issued 250,000 options each to three individuals. The options have exercise prices of US $0.15 (CDN $0.15), US $0.71 and US $0.90, respectively, and vested immediately.  These options expire at January 2017, April 2009 and January 2017, respectively.  The fair value of the options granted was $409,671 and was calculated using the Black-Scholes option pricing model using the following assumptions:

Expected volatility:	254% - 260%
Risk free interest rate:	4.5%
Expected life:	2 years
Dividend yield:	0%

Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
12.     RELATED PARTY TRANSACTIONS

The Company rents commercial space in Toronto, Canada, beginning in 2003, with a month-to-month agreement for rent for CDN $3,500.  Rent expense for the year ended December 31, 2012 under this lease amounted to $43,505 (December 31, 2011 and 2010 - $43,748 and $43,174, respectively).  Rent was paid to a corporation that is controlled by a director of the Company.  As at December 31, 2012, the Company owed the corporation $113,074 (December 31, 2011 - $80,827), which is included in accounts payable and accrued liabilities.

The Company paid $124,997 (2011 - $124,994 and 2010 - $124,957) of consulting fees to a director.  As at December 31, 2012, the Company owed the director $764,057 (December 31, 2011 - $724,445), which is included in accounts payable and accrued liabilities.

The Company’s related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments
13.    FINANCIAL INSTRUMENTS

The Company’s financial instruments comprised of cash, accounts payable and accrued liabilities, notes payable, loans payable – related parties, and liabilities of discontinued operations.  In management’s opinion, the fair value of these instruments approximates carrying value due to their short maturities.  The fair value of the loans payable is not determinable since these instruments are unsecured and non-interest bearing.

Currency Risk

The Company is exposed to certain currency risks that the value of cash, bank indebtedness and accounts payable and accrued liabilities will fluctuate due to changes in foreign exchange rates.  Historically, the Company has not entered into derivatives contracts to hedge existing risks or for speculative purposes.

Interest Rate Risk

The Company is exposed to interest rate risk arising from fluctuations in interest rates on its short-term borrowings and other obligations.  The Company’s borrowing and obligation loans bear interest at fixed and variable rates.  Management is of the opinion that the Company is not exposed to significant interest rate risks in respect of these instruments as these resemble rates available in the current market for debt of similar terms and maturities, except for with related party loans, which are non-interest bearing.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Accouting Policies
2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s accounting and reporting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.  The reporting currency of the Company is the United States dollar.

Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements include the financial statements of Oxford Investments Holdings Inc. and its wholly-owned subsidiaries Celebrity Tan Inc., Ontario Private Labelling Limited and International E-Gaming Developers Inc.  All wholly-owned subsidiaries are inactive (see note 4).  All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and notes payable and related party loans payable; and the valuation of share-based compensation.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

Investments
Investments

Investments in private entities are accounted for at cost because the Company does not have the ability to exercise significant influence over the operating and financial policies of these companies.  The Company does not expect capital appreciation or income from these investments and has written off these investments in prior years under advertising, marketing and consulting expenses.

Property and Equipment
Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation.  Depreciation of property and equipment is provided annually on a declining balance basis over the estimated useful lives of the assets, except for current year additions on which half of the normal rate is provided.  The declining balance rates are as follows:

Revenue Recoginition
Revenue Recognition

Transaction fee revenues from the stored value cards are recognized on a net basis when the transactions occur.  These revenues are reported net of any cancelled transactions.  The dollar value of the transaction fee revenues are calculated based on the agreement between the Company and each of the merchants.  In both 2012 and 2011, the average transaction fee revenue is 0.05% of the transaction amount and $0.18 per transaction.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the consolidated financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

Impairment of Long-Lived Asses and Long-Lived Assets to be Diposed of
Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

In accordance with ASC Topic 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.  As at December 31, 2012, there was no impairment issue.

Income Taxes
Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company's estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of the related assets and liabilities in the period in which such events occur.

Fair Value Measurement
Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC Topic 820, “Fair Value Measurements” (“ASC 820”), and the related effective FASB Staff Positions.  ASC 820 defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure.  Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.  The hierarchy is divided into three levels based on the reliability of inputs.  The adoption of ASC 820 and the related FSP’s did not have a material effect on the Company’s consolidated financial position and operating results.

Foreign Currency Translation
Foreign Currency Translation

The Company considers the functional currency to be the Canadian dollar (“CDN”) and, accordingly, its financial information is translated into US dollars using exchange rates in effect at year-end for assets and liabilities and average exchange rates during each reporting period for the results of operations and cash flows. Adjustments resulting from the translation of the functional currency to the reporting currency are included as a component of other comprehensive loss within the statements of shareholders’ deficiency.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC 830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the consolidated statements of shareholders’ deficiency and in the consolidated balance sheets as a component of shareholders’ deficiency.

The Company’s other comprehensive loss comprises foreign currency translation adjustments arising upon translation of the Company’s Canadian dollar functional currency to its United States dollar reporting currency.

Loss Per Share
Loss Per Share

Basic loss per share is computed by dividing the net loss by the weighted average number of shares outstanding during the period.  The weighted average number of shares is calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted earnings per share is computed by dividing the net loss by the weighted average number of basic shares outstanding increased by the number of shares that would be outstanding assuming conversion of any stock options, warrants, and convertible debt.  Diluted net loss per share for the years ended December 31, 2012, 2011 and 2010 is the same as basic net loss per share.

Accounting Principles Recently Adopted
Accounting Principles Recently Adopted

In May 2011, the FASB issued ASU No. 2011-04, - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (ASU 2011-04) (codified within ASC Topic 820).  ASU 2011-04 gives value the same meaning between U.S. GAAP and IFRS and improves consistency of disclosures relating to fair value.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, - Comprehensive Income: Presentation of Comprehensive Income (ASU 2011-05) (codified within ASC Topic 220).  ASU 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years beginning after December 15, 2011.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, - Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12) (codified within ASC Topic 220).  ASU 2011-12 intends to supersede certain pending paragraphs in ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, to effectively defer only those changes therein that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income.  ASU 2011-12 is effective for fiscal years beginning after December 15, 2011.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, “Technical Amendments and Corrections to SEC Sections – Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114. Technical Amendments Pursuant to SEC Release No. 33-9230, and Corrections Related to FASB Accounting Standards Update 2010-22, which amends various SEC paragraphs pursuant to the issuance of SAB No. 114. This ASU became effective on issuance.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Financial information of discontinued operations
	December 31, 2012	December 31, 2011
Other receivable	$-	$135
Total assets of discontinued operations	$-	$135

Accounts payable and accrued liabilities	$315,088	$304,259
Loans payable to related parties (see note 8)	41,411	40,810
Total liabilities of discontinued operations	$356,499	$345,069

	December 31, 2012	December 31, 2011	December 31, 2010

Income (expenses)	$3,569	$-	$(143)
Net income (loss) from discontinued operations	$3,569	$-	$(143)

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
	2012	2011

Office equipment	$28,853	$28,853
Computer hardware	5,013	5,013

Total cost	33,866	33,866
Less: Accumulated depreciation	32,246	31,768

Net book value	$1,620	$2,098

Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of combined income taxes
	2012	2011	2010
Net loss before income taxes	$(230,290)	$(258,484)	$(258,529)
Income taxes at statutory rates	$(61,000)	$(73,000)	$(80,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation	-	-	(12,000)
Effect of tax rate changes and other adjustments	(154,000)	109,000	(108,000)
Expiry of loss carry forwards	-	-	201,000
Change in valuation allowance	215,000	(36,000)	(1,000)
	$-	$-	$-

Deferred Tax Assets
	2012	2011	2010
Net operating loss carry forwards	$6,959,000	$6,579,000	$6,519,000

Deferred tax asset	$1,835,000	$1,594,000	$1,630,000
Deferred tax asset valuation allowance	(1,835,000)	(1,594,000)	(1,630,000)
	$-	$-	$-

Carryforward Losses
2014	$207,000
2015	473,000
2026	790,000
2027	3,463,000
2028	636,000
2029	639,000
2030	260,000
2031	260,000
2032	231,000
$6,959,000

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding
			Average Exercise
	Options		Price
	2012	2011	2012	2011
Outstanding, beginning of year	1,700,000	1,700,000	$0.23	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled/expired	-	-	-	-
Outstanding, end of year	1,700,000	1,700,000	$0.23	$0.23

Weighted Average Exercise price options
Exercise Prices	Number Outstanding		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

$0.12	1,200,000	(i)	$0.12	0.22	1,200,000	$0.12
$0.15	250,000	(ii)	$0.15	4.02	250,000	$0.15
$0.71	-	(ii)	-	-	-	-
$0.90	250,000	(ii)	$0.90	4.02	250,000	$0.90

	1,700,000		$0.23	1.34	1,700,000	$0.23

Organization, Description of Business and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Working Capital Deficiency	$ 1,865,966
NET LOSS FOR THE YEAR	(230,290)	(258,484)	(258,529)
Net cash used in operating activities	$ (144,344)	$ (117,188)	$ (94,364)

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Revenue Recognition
Transaction Fee	5.00%
Transaction Fee per transaction	$ 0.18
Office Equipment
Property and Equipment
Declining Balance Rate	20%
Computer Hardware
Property and Equipment
Declining Balance Rate	30%

Discontinued Operations - Financial information of discontinued operations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Other receivable		$ 135
Total assets of discontinued operations		135
Accounts payable and accrued liabilities	315,088	304,259
Loans payable to related parties (see note 8)	41,411	40,810
Total liabilities of discontinued operations	$ 356,499	$ 345,069

Discontinued Operations - Financial information of discontinued operations Additional (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations - Financial Information Of Discontinued Operations Additional Details
Income (expenses)	$ 3,569		$ (143)
Net income (loss) from discontinued operations	$ 3,569		$ (143)

Investments and Commitments (Details Narrative) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Nov. 30, 2006 Initial Agreement	Nov. 30, 2006 Additional Agreement	Nov. 30, 2006 Further Agreement
Name of Company	Ko Ho
Date	2006-11-30
Joint Venture Ageement
Interest	50.00%
Common stock issued forAcquistions (in shares)	500,000	250,000	1,000,000	500,000
Cost of acquisition		$ 50,000
Financing commitments		$ 60,000	$ 250,000
Number of months		10

Property and Equipment - Summary of Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross'	$ 33,866	$ 33,866
Less: Accumulated depreciation	32,246	31,768
Property and equipment	1,620	2,098
Office Equipment
Property and equipment, gross'	28,853	28,853
Computer Hardware
Property and equipment, gross'	$ 5,013	$ 5,013

Property and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 522	$ 711	$ 924

Notes Payable (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Interest Expense Accrued	$ 35,025	$ 31,604	$ 27,098
Interest Rate	12.00%

Loans Payable - Related Parties (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Total Loan Payable to related parties	$ 275,577	$ 262,795
Loans payable to related parties	234,166	221,985
Loans payable to related parties discontinued operations	$ 41,411	$ 40,810

Deferred Income Taxes - Reconciliation of combined income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
NET LOSS FOR THE YEAR	$ (230,290)	$ (258,484)	$ (258,529)
Income taxes at statutory rates	(61,000)	(73,000)	(80,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation			(12,000)
Effect of tax rate changes and other adjustments	(154,000)	109,000	(108,000)
Expiry of loss carry forwards			201,000
Change in valuation allowance	215,000	(36,000)	(1,000)
Income tax provision (benefit)

Deferred Income Taxes - Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 6,959,000	$ 6,579,000	$ 6,519,000
Deferred tax asset	1,835,000	1,594,000	1,630,000
Deferred tax asset valuation allowance	(1,835,000)	(1,594,000)	(1,630,000)
Deferred tax asset, net

Deferred Income Taxes - Carryforward Losses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unused non-capital losses	$ 6,959,000	$ 6,579,000	$ 6,519,000
2014
Unused non-capital losses	207,000
2015
Unused non-capital losses	473,000
2026
Unused non-capital losses	790,000
2027
Unused non-capital losses	3,463,000
2028
Unused non-capital losses	636,000
2029
Unused non-capital losses	639,000
2030
Unused non-capital losses	260,000
2031
Unused non-capital losses	260,000
2032
Unused non-capital losses	$ 231,000

Deferred Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net Deferred tax expected rate	26.50%	25.00%	25.00%
Net Deferred Tax Assets	$ 1,835,000	$ 1,594,000	$ 1,630,000
Effective tax rate	26.50%	28.25%	3100.00%

Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Stock Issued for cash, shares	66,500,000	19,100,000
Stock Issued for cash, amount	$ 96,538	$ 130,419
Stock Issued for services, shares	2,000,000	1,200,000
Stock Issued for services , amount	2,001	24,264
Stock Issued for extinguishment of debt, shares	15,000,000	4,729,775
Stock Issued for extinguishment of debt, amount	$ 25,010	$ 25,500

Stock Options - Options Outstanding (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, beginning of year	1,700,000
Granted
Exercised
Cancelled/expired
Outstanding, end of year	1,700,000
Weighted Average Exercise Price
Outstanding, beginning of year	$ 0.23
Forfeited or expired
Outstanding, end of year	$ 0.23

Stock Options - Weighted Average Exercise price options (Details) (USD $)	Dec. 31, 2012
Number of Options	1,700,000
Weighted Average Exercise Price	$ 0.23
Weighted Average Remaining Contractual Life	1 year 3 months 4 days
$0.12
Number of Options	1,200,000
Weighted Average Exercise Price	$ 0.12
Weighted Average Remaining Contractual Life	0 years 2 months 2 days
$0.15
Number of Options	250,000
Weighted Average Exercise Price	$ 0.15
Weighted Average Remaining Contractual Life	4 years 0 months 2 days
$0.71
Weighted Average Exercise Price
$0.90
Number of Options	250,000
Weighted Average Exercise Price	$ 0.9
Weighted Average Remaining Contractual Life	4 years 0 months 2 days

Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Authorized	1,200,000
Fair value of options	$ 132,827	$ 409,671
Expected Volatility, minimum	212.00%	254.00%
Expected Volatility, maximum		260.00%
Risk Free Rate	2.36%	4.50%
Expected Life	5 years	2 years
Dividend Rate	0.00%	0.00%

Related Parties (Details Narrative)	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 Corporation USD ($)	Dec. 31, 2011 Corporation USD ($)	Dec. 31, 2010 Corporation USD ($)	Dec. 31, 2012 Director USD ($)	Dec. 31, 2011 Director USD ($)	Dec. 31, 2010 Director USD ($)
Monthly Rent	3,500
Rent Expense		43,505	43,748	43,174
Due to related party		113,074	80,827		764,057	724,445
Consulting Fees					$ 124,997	$ 124,994	$ 124,957